Related Party Transactions (Tables)	6 Months Ended
Jan. 31, 2026
Related Party Transactions [Abstract]
Schedule of the Major Related Parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the six months ended January 31, 2026 and 2025, or recorded balances as of January 31, 2026 and July 31, 2025:

Name	Relationship with the Company
Mr. Jun Liu*	The former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu
Mr. Yu Shibin	The Chief Financial Officer of the Company

*	On January 22, 2025, Mr. Jun Liu resigned from his position as the Chief Executive Officer, director and Chairman of the board of directors of the Company, effective immediately. In accordance with applicable accounting standards (ASC 850), he and the companies owned by him were no longer considered as related parties.

Schedule of Transactions with Related Parties	As of January 31, 2026 and July 31, 2025, the balances due from related parties were as follows:
	As of January 31,	As of July 31,
	2026	2025
Due to related parties:
Mr. Yu Shibin	$565	$-
	$565	$-